Offsets	Oct. 16, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	YUEDA DIGITAL HOLDING
Form or Filing Type	F-3
File Number	333-279318
Initial Filing Date	May 10, 2024
Fee Offset Claimed	$ 2,657.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Offset Note	On May 10, 2024, the Registrant filed a Registration Statement on Form F-3 (File No. 333-279318) and declared effective on May 10, 2024 (the “Prior Registration Statement”), which previously registered $18,000,000 of unsold securities (the “Unsold Securities”), In connection with the registration of the Unsold Securities on the Prior Registration Statement, the registrant paid a registration fee of $2,657. Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies $2,657 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies $2,657 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	YUEDA DIGITAL HOLDING
Form or Filing Type	F-3
File Number	333-279318
Filing Date	May 10, 2024
Fee Paid with Fee Offset Source	$ 2,657.00